Investee Companies and other investments (Summary of Information on Operating Results) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Income for the year	€ 18,988	€ 18,117	€ 13,636
Elimination of interest on loan from related party	868	1,130
Company's share of income of investee	€ 3,086	€ 2,545	€ 1,531
Dori Energy [Member]
Disclosure of associates [line items]
Rate of ownership as of December 31	50.00%	50.00%
Income for the year	€ 5,281	€ 3,668
Company's share	2,640	1,834
Elimination of interest on loan from related party	868	1,130
Other Adjustments	(422)	(419)
Company's share of income of investee	€ 3,086	€ 2,545